Corporate information	12 Months Ended
Dec. 31, 2017
Corporate information.
Corporate information

1.Corporate information

The Company is incorporated in France with its registered office located at 9, rue Pages, 92150 Suresnes. Information on the Group's structure is provided in Note 22, "Group Information".

Talend's software platform, Talend Data Fabric, integrates data and applications in real-time across modern big data and cloud environments, as well as traditional systems, allowing organizations to develop a unified view of their business and customers.

The accompanying consolidated financial statements of Talend S.A. (the "Company") and its subsidiaries (together, "Talend" or the "Group") were authorized for issue by the board of directors on March 1, 2018.

In August 2016, the Company completed its initial public offering (“IPO”) in which 5.7 million ordinary shares were issued and sold, including 456,852 additional ordinary shares purchased by the underwriters, at a public offering price of $18.00 per share. Net proceeds were $91.3 million after deducting underwriting discounts and commissions of $7.2 million and other offering expenses of $4.2 million.

Prior to the Company’s IPO a 1-for-8 reverse share split, effective on June 18, 2016, was approved by Talend S.A. shareholders at the General Meeting of Shareholders on June 1, 2016.